2. GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Capitalization of accrued interest to convertible notes payable
GOING CONCERN

As reflected in the accompanying unaudited condensed consolidated financial statements for the three months ended March 31, 2018, the Company had a net loss of $1,011,607. Additionally, at March 31, 2018, the Company had a working capital deficit of $1,123,045, an accumulated deficit of $39,288,486 and a stockholders’ deficit of $725,482. It is Management’s opinion that these factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance date of this report.

The Company has incurred significant losses from operations, and such losses are expected to continue.  In addition, the Company has limited working capital. In the upcoming months, Management's plans include seeking additional operating and working capital through a combination of public, private and debt financings. There is no guarantee that additional capital or debt financing will be available when and to the extent required, or that if available, it will be on terms acceptable to the Company. Further, the Company continues to seek out sales contracts for new product sales that should provide additional revenues and, in the long term, gross profits. Additionally, Envision intends to renegotiate the debt instruments that are currently due or become due later in 2018. All such actions and funds, if successful, may not be sufficient to cover monthly operating expenses or meet minimum payments with respect to the Company’s liabilities over the next twelve months.

The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

As reflected in the accompanying consolidated financial statements for the years ended December 31, 2017 and 2016, the Company had net losses of $3,041,430 (which includes $430,084 of stock based compensation expense) and $2,633,516 (which includes $842,089 of stock based compensation expense), respectively, and net cash used in operating activities of $3,437,312 and $1,798,726, respectively. Additionally, at December 31, 2017, the Company had a working capital deficit of $786,621, stockholders’ deficit of $349,262, and accumulated deficit of $38,276,879. It is managements opinion that these factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date of this filing.

In addition to the funds raised in a private securities offering during the year ended December 31, 2017 and reflected in the accompanying financial statements, Envision raised an additional $290,000 from the same offering subsequent to December 31, 2017. Envision will look to raise additional funds for further operating capital and working capital. Further, the Company will seek additional sales that would provide additional revenues and possible gross profits. All such actions and funds, if successful, may or may not be sufficient to cover monthly operating expenses or meet minimum payments with respect to the Company’s liabilities over the next twelve months or provide additional working capital. From January 1, 2017 through December 31, 2017, the Company raised $2,345,000 from a private securities offering, borrowed a net $500,000 from certain loan facilities and additionally drew down $1,150,000 on a potential $3,000,000 line of credit that was established during 2017.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.